Initial Public Offering and Over-Allotment (Details)			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 01, 2021 USD ($) $ / shares shares	Aug. 30, 2021 shares	Mar. 31, 2022 USD ($) item $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) item $ / shares shares	Aug. 31, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares			$ 10.00		$ 10.00
Exercise price of warrants | $ / shares	$ 11.50
Number of warrants to purchase shares issued	16,738,636				16,738,636
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	1,500,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	11,000,000		11,000,000		11,000,000
Purchase price, per unit | $ / shares	$ 10.00		$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance initial public offering | $	$ 110,000,000		$ 110,000,000	$ 110,000,000	$ 110,000,000
Number of shares in a unit			1		1
Number of anchor investors | item			13		13
Threshold percentage of units purchased by each investor in initial public offering			9.90%		9.90%
Initial Public Offering | Anchor Investor
Subsidiary, Sale of Stock [Line Items]
Percentage of outstanding shares owned after initial public offering			11.00%		11.00%
Initial Public Offering | Sponsor
Subsidiary, Sale of Stock [Line Items]
Percentage of outstanding shares owned after initial public offering			19.00%		19.00%
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit			1		1
Number of shares issuable per warrant			1		1
Exercise price of warrants | $ / shares			$ 11.50		$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,500,000		1,650,000		1,650,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering | $	$ 15,000,000
Number of shares issuable per warrant		1,500,000
Number of warrants to purchase shares issued		1,500,000				1,500,000
Redemption Period Upon Closure		45 days